SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time these estimates are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, as well as in estimates used in applying the revenue recognition policy related to standalone selling price. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars
b.	Financial statements in United States dollars:

A majority of the Group's revenues are denominated in United States dollars ("dollar" or "U.S. dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's consolidated statements of income (loss) as financial income, net in the period in which the currency exchange rates change.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Group. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Bank deposits
e.	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term bank deposits. Deposits as of December 31, 2018 do not have contractual maturities that exceed one year. Long-term bank deposits are stated at cost which approximates market values.

Investment in marketable securities
f.	Investment in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt securities as available-for-sale marketable securities. Available-for-sale marketable securities are carried at fair value, with the unrealized gains and losses reported in "Accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the consolidated statements of income (loss) is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

During the years 2018, 2017 and 2016, the Company did not record other-than-temporary impairment loss (“OTTI”) with respect to its available-for-sale marketable securities.

The Company has unrealized losses on debt securities in certain corporate bonds. Management believes that the Company has the ability to hold these debt securities until a recovery of fair value, which may be the maturity date of such bonds and therefore, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2018.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-offs totaled $3,867, $2,324, and $1,071 in 2018, 2017 and 2016, respectively, and have been included in cost of revenues of products.

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs - calculated on the basis of direct subcontractors costs and with direct overhead costs.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or net realizable value in accordance with ASC 330-10-35. Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow-moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

Property and equipment, net
h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Impairment of long lived assets and intangible assets subject to amortization
i.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 5 to 9 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis. During 2018, 2017 and 2016, no impairment losses were recorded.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350 "Intangibles – Goodwill and Other" ("ASC 350"), goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in one operating segment, and this segment comprises its single reporting unit. The Company performs assessment of qualitative factors during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. This analysis determined that no indicators of impairment existed for 2018, 2017 and 2016.

Contingencies
k.	Contingencies

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Revenue recognition
l.	Revenue recognition:

The Group's revenues are derived from sales of our products and services:

•
Revenues from physical products and software-based products are recognized upon shipment when control of the promised goods is transferred to the customer (at a point in time), generally when the product has been delivered. Revenues from product subscriptions, included as product revenues, are recognized ratably, on a straight-line basis, over the subscription period.

•
Revenues from post-contract customer support ("PCS"), which represent mainly, help-desk support and unit repairs or replacements, professional services, and ERT (emergency response team) services are recognized ratably, on a straight-line basis, over the term of the related contract, which is typically between one year and three years. Renewals of support contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably, on a straight-line basis, over the renewed period.

The Company's products are sold primarily through distributors and resellers, all of which are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers” (“ASC 606”). As such, the Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised products or services to its customers in an amount that reflects the consideration the Company expects to receive. Revenue is measured based on consideration specified in a contract with a customer, and excludes taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer.

The Company determines revenue recognition through the following steps:

Step 1:  Identify the contract with a customer.
Step 2:  Identify the performance obligations in the contract.
Step 3:  Determine the transaction price.
Step 4:  Allocate the transaction price to the performance obligations in the contract.
Step 5:  Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

The Company enters into contracts that can include multiple performance obligations. The Company accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identifiable from other items in the contract and if a customer can benefit from it on its own or with other resources that are readily available to the customer. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price (“SSP”). If the SSP is not observable through past transactions, the Company estimates the SSP by considering several external and internal factors including, but not limited to, pricing practices including discounting, margin objectives and competition. The determination of SSP is made through consultation with and approval of management, taking into consideration the pricing model and go-to-market strategy. For PCS, the Company determines the standalone selling price based on the price at which the Company separately sells a renewal contract. For product revenues, the Company determines the standalone selling prices by taking into account available information such as historical selling prices, geographic location, and the Company's price list and discount policy by using a consistent percentage of the Company's product price lists, in the same territories and markets when sold separately.

In instances of contracts which revenue recognition differs from the timing of invoicing, the Company determined that those contracts generally do not include a significant financing component. The primary purpose of the invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company's products and services, not to receive or provide financing.

For information regarding disaggregated revenues, please refer to Note 13 below.

Contract balances:

The following table provides information about trade receivables, net and contract liabilities from contracts with customers:

December 31, 2018

Trade receivables, net	$17,166

Deferred revenues (short-term contract liability)	$83,955

Deferred revenues (Long-term contract liability)	$43,796

Deferred revenues, which represent a contract liability, represent mostly unrecognized fees collected for support and subscription. Deferred revenues are recognized as (or when) the Company performs under the contract. During the year ended December 31, 2018, the Company recognized $91,555 that was included in deferred revenues balance at January 1, 2018.

The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the remaining performance obligations at the end of reporting period. In general, the Company expects to recognize the long-term portion of deferred revenue mainly over the remaining service period of up to 3 years.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions amounted to $1,537 and $1,657 as of December 31, 2018 and 2017, respectively.

Costs to Obtain Contracts:

The Company capitalizes sales commission as costs of obtaining a contract when they are incremental and if they are expected to be recovered. The Company's contracts include performance obligations related to various products and services, some of which are satisfied at a point in time and others over time. Commission costs related to performance obligations satisfied at a point in time are expensed at the time of sale, which is when revenue is recognized. Commission costs related to long-term service contracts and performance obligations satisfied over time are deferred and recognized on a systematic basis that is consistent with the transfer of the products or services to which the asset relates. Sales commissions paid for new contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized over an expected period of benefit. The Company applies judgment in estimating the amortization period, by taking into consideration its product life term, history of renewals, expected length of customer relationship, as well as the useful life of the underlying technology and products. Accordingly, the Company has determined the expected period of benefit to be approximately 3.2 years. Amortization expense is included in sales and marketing expenses in the accompanying consolidated statements of income (loss). Deferred commission costs capitalized are periodically reviewed for impairment. For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these contract costs as incurred.

Upon adoption of ASC 606 on January 1, 2018, deferred commissions costs included within other long-term assets in the consolidated balance sheets, were $10,171, out of which $5,121 of commissions expenses were recognized during the year ended December 31, 2018.

As of December 31, 2018, the deferred commission costs capitalized is $12,640 and included within other long-term assets in the consolidated balance sheets. There was no impairment loss in relation to deferred commission costs capitalized.

Adoption Date Impact:

The cumulative effects of applying the new guidance to all contracts with customers that were not substantially completed as of January 1, 2018 was recorded as an adjustment to retained earnings as of the adoption date were as follows:

	December 31, 2017	Adjustment due to Topic 606	January 1, 2018

Trade receivables, net	16,150	(153)	15,997

Other long-term assets	8,133	10,171	18,304

Deferred tax asset, net	7,451	(2,516)	4,935

Current Period Impact:

In accordance with ASC 606, the disclosure of the impact of adoption to the Company’s consolidated statements of income (loss) and consolidated balance sheets is as follows:

	Year ended December 31, 2018
	As reported	Impact of Adoption of ASC 606	Amounts under Topic 605

Revenues	234,404	(268)	234,136

Operating expenses:
Sales and marketing	111,386	2,468	113,854

Taxes on income	3,063	608	3,671

Net income	11,735	3,344	8,391

	As of December 31, 2018
	As reported	Impact of Adoption of ASC 606	Amounts under Topic 605

Assets:
Trade receivables, net	17,166	(206)	16,960

Other long-term assets	20,724	(10,732)	9,992

Liabilities:
Deferred revenues	83,955	(94)	83,861

Shareholders' equity:
Retained earnings	363,957	(10,844)	353,113

  Remaining Performance Obligations:
Transaction price allocated to remaining performance obligations represents non-cancelable contracts that have not yet been recognized, which includes deferred revenue and amounts not yet received that will be recognized as revenue in future periods.

The aggregate amount of the transaction price allocated to remaining performance obligations was approximately $222,094 as of December 31, 2018. The Company expects to recognize approximately 61% in 2019 from remaining performance obligations as of December 31, 2018 and the remainder thereafter.

Shipping And handling fees and costs
m.	Shipping and handling fees and costs:

Shipping and handling fees charged to the Company's customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues.

Cost of revenues
n.	Cost of revenues:

Cost of products is comprised of cost of software and hardware production, manuals, packaging, license fees paid to third parties, fees paid to managed security service provider (related parties), inventory write-offs and amortization of acquired technology.

Cost of services is comprised of cost of post-sale customer support and hosting services.

Warranty costs
o.	Warranty costs:

The Company generally provides a one year warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2018, 2017 and 2016 were immaterial.

Research and development expenses, net
p.	Research and development expenses, net:

Research and development costs are charged to the consolidated statements of income (loss) as incurred. ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Grants
q.	Grants:

During 2016-2018, the Company received non-royalty-bearing grants from the Israel Innovation Authority ("IIA") for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses, net.

Research and development grants deducted from research and development expenses, net amounted to $712, $545 and $880 in 2018, 2017 and 2016, respectively.

Accounting for stock-based compensation
r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income (loss).

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company adopted ASU 2016-09 (see below) in the first quarter of fiscal year 2017. The Company elected to retain its existing accounting policy and estimate expected forfeitures.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its stock-options awards with only service conditions and whereas the fair value of the restricted stocks units awards ("RSU") is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options are expected to be outstanding based on historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Compensation expense related to the performance RSU granted to the Chief Executive Officer of the Company is computed using the fair value of the awards at the date of grant. Potential shares to be issued for performance share awards granted in 2018 are subject to a market condition based on the performance of the Company share price. The fair value of these awards was determined using a Monte Carlo simulation methodology. The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of the awards. The Monte Carlo simulation model utilizes multiple input variables that determine the probability of satisfying the market condition stipulated in the award and calculates the fair value of each award. The Monte Carlo simulation methodology requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options are expected to be outstanding. Expected term of options is based on historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2018, 2017 and 2016 was estimated using the following weighted average assumptions:

Employees' stock option plan:

	Year ended December 31,
	2018	2017	2016

Risk free interest rate	2.78%	1.66%	1.12%
Dividend yields	0%	0%	0%
Expected volatility	30%	32%	34%
Weighted average expected term from grant date (in years)	3.78	3.80	3.88

On January 1, 2017, the Company adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2016-09 (Topic 718) Compensation - Stock Compensation: Improvements to Employee Stock-Based Payment Accounting, which simplifies several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, forfeiture, statutory tax withholding requirements, and classification on the statement of cash flows.

The impact of the adoption on the Company's consolidated financial statements was as follows:

•
Income tax accounting: The Company is required to record excess tax benefits and tax deficiencies related to stock-based compensation as income tax benefit or expense in the consolidated statements of income (loss) prospectively when share-based awards vest or are settled. Since the Company utilized the entire previously unrecognized excess tax benefits before the adoption, no a cumulative-effect was recorded in the opening retained earnings.

•
Cash flow presentation of excess tax benefits: The Company is required to classify excess tax benefits along with other income tax cash flows as an operating activity either prospectively or retrospectively. The Company elected to apply the change in presentation to the consolidated statements of cash flows prospectively from January 1, 2017.

Income taxes
s.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC 740"). This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is only addressed if the first step has been satisfied (i.e. the position is more likely than not to be sustained) otherwise a full liability in respect of a tax position not meeting the more likely than not criteria is recognized.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalty, if any related to unrecognized tax benefits in its taxes on income.

Concentrations of credit risks
t.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, available-for-sale marketable securities and trade receivables.

The majority of the Group's cash, cash equivalents and bank deposits are invested in major banks in Israel and the U.S. The Israeli bank deposits are not insured, while the deposits made in the United States are in excess of insured limits and are not otherwise insured.  Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk. The short-term and long-term bank deposits are held in financial institutions which management believes are institutions with high credit standing, and accordingly, minimal credit risk from geographic or credit concentration exists with respect to these bank deposits. As of December 31, 2018, 70% of the Group's short-term bank deposits were deposited in major Israeli banks in Israel which are rated AAA, as determined by the Israeli affiliate of Standard & Poor's ("S&P"), and 30% were deposited in the U.S. branch of another major Israeli bank which is also rated AAA, as determined by the Israeli affiliate of S&P.

As of December 31, 2018, the maximal contractual duration of any of the Company's bank deposits was 2.25 years, the weighted average duration of the Company's deposits was 1.30 years, and the weighted average time to maturity was 0.48 years.

The Company's available-for-sale marketable securities include investments in foreign banks, government debentures and corporate debentures. The financial institutions that hold the Company's available-for-sale marketable securities are major U.S. financial institutions, located in the United States. The Company's management believes that the Company's available-for-sale marketable securities portfolio is a diverse portfolio of highly-rated securities and the Company's investment policy limits the amount the Company's may invest in each issuer, and accordingly, management believes that minimal credit risk exists from geographic or credit concentration with respect to these securities.

As of December 31, 2018, 47% of the Company's available-for-sale marketable securities portfolio was invested in debt securities of financial institutions, 5% in debt securities of governmental institutions, and 48% in debt securities of corporations.

From geographic prospective, 38% of the Company’s available-for-sale marketable securities portfolio was invested in debt securities of U.S. issuers, 29% was invested in debt securities of European issuers and 33% was invested in debt securities of other geographic-located issuers. As of December 31, 2018, 91% of the Company's available-for-sale marketable securities portfolio was rated A- or higher, as determined by S&P, 7% was rated BBB or BBB+ and 2% was rated BB-.

The trade receivables of the Group are mainly derived from sales to customers located primarily in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. Bad debt expenses for the years ended December 31, 2018, 2017 and 2016 were nil, $ 109 and nil, respectively. Total write offs during 2018 amounted to $ 100 and nil during 2017 and 2016.

Employee related benefits
u.	Employee related benefits:

Severance pay:

The Group's liability for severance pay recorded mainly with respect to its Israeli employees for periods prior to April 1, 2007 (the "Transition Date") is calculated pursuant to the Israeli Severance Pay Law - 1963 ("ISP Law"), based on the most recent salary of the employees multiplied by the number of years of employment as of the Transition Date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Israeli employees were entitled to one month's salary for each year of employment, or a portion thereof. Until the Transition Date, the Group's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of the deposited funds for the Group's Israeli employees severance pay for employment periods prior to the Transition Date include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the ISP Law or employment agreements.

Effective as of the Transition Date, the Group's agreements with employees in Israel are in accordance with Section 14 of the ISP Law which provide that the employer's contributions to severance pay fund shall cover its entire severance obligation with respect to period of employment subsequent to the Transition Date. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the employer from any further severance obligation and no additional payments are required to be made by the employer to the employee. As a result, the related obligation and amounts deposited in respect of such obligation are not stated on the consolidated balance sheets, as the employer is legally released from severance obligation to employees once the amounts have been fully deposited, and the Company has no legal ownership in the amounts deposited. Consequently, effective from the Transition Date, the Company increased its contribution to the deposited funds to cover the full amount of the employees' salaries.

Severance pay expenses for the years ended December 31, 2018, 2017 and 2016 amounted to approximately $4,259, $3,296 and $3,603, respectively. Accrued severance pay is included in other long-term liabilities in the consolidated balance sheets.

Fair value of financial instruments
v.	Fair value of financial instruments:

The Company measures its cash equivalents, bank deposits, available-for-sale marketable securities and contingent consideration at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3	-	Unobservable inputs which are supported by little or no market activity.
The carrying amounts of cash equivalents, trade receivables, trade payables, short-term bank deposits, other current assets and prepaid expenses and other payables and accrued expenses, approximate at fair value because of their generally short maturities.

Comprehensive income (loss)
w.        Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income (loss) relates to available-for-sale marketable securities adjustment.

Treasury stock
x.	Treasury stock:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

Basic and diluted net income (loss) per share
y.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income (loss) per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus potential dilutive ordinary shares considered outstanding during the period, if any, in accordance with ASC No. 260, "Earnings Per Share". The total number of ordinary shares related to outstanding stock options excluded from the calculation of diluted income (loss) per share as they would have been anti-dilutive was 1,166,488, 981,750 and 4,665,638 for the years ended December 31, 2018, 2017 and 2016, respectively.

Business combinations
z.	Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations" ("ASC 805"). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

New accounting pronouncements not yet effective
aa.	New accounting pronouncements not yet effective:

In February 2016, the FASB issued ASU 2016-02. ASU 2016-02 changes the current lease accounting standard by requiring the recognition of lease assets and lease liabilities for all leases, including those currently classified as operating leases. The guidance establishes a right-of-use model ("ROU") that requires a lessee to recognize a ROU asset and lease liability on the consolidated balance sheets for all leases. The guidance is effective for the interim and annual periods beginning on or after December 15, 2018, and the Company will adopt the standard on January 1, 2019. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The standard provides a number of optional practical expedients in transition. To adopt this new standard, the Company has implemented changes to its existing systems and processes in conjunction with a review of existing vendor agreements.

The Company expects adoption of the standard to have a material impact on its consolidated balance sheets which will result in the recognition of ROU assets and lease liabilities of approximately between $18,931 and $23,137 at January 1, 2019. The most significant impact from recognition of ROU assets and lease liabilities relates to office premises. The Company's financial income, net will be impacted by the revaluation of the lease liabilities in non USD denominated currencies.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019; early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, "Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract." The new standard requires capitalization of the implementation costs incurred in a cloud computing arrangement that is a service contract, with the requirements for capitalization costs incurred to develop or obtain internal-use software. Capitalized implementation costs will be required to be amortized over the term of the arrangement, beginning when the module or component of the cloud computing arrangement that is a service contract is ready for its intended use. The standard will be effective for the Company beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

Impact of recently issued accounting pronouncements
ab.	Impact of recently issued accounting pronouncements:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new standard related to revenue recognition. Under the standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

The Company adopted Accounting Standard Update (“ASU”) No. 2014-09 utilizing the modified retrospective method for all open contracts on the date of initial application. The cumulative impact of applying the new guidance to all contracts with customers that were not substantially completed as of January 1, 2018 was recorded as an adjustment to retained earnings as of the adoption date. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the historic accounting under Revenue Recognition Topic 605 ("ASC No. 605"). In addition, the Company also implemented the guidance in ASC No. 340-40, "Other Assets and Deferred Costs". Under the historic accounting policy, sales commissions were expensed as incurred. The current standard requires the capitalization of all incremental costs that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained, provided the Company expects to recover the costs. For further information see Note 2l.

Reclassifications
ac.	Reclassifications:

Certain amounts in prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

An amount of $ 2,322 related to withholding tax and advances on surplus expenses was reclassified from other long-term liabilities to other receivables and prepaid expenses. The reclassification had no effect on previously reported net income (loss) or shareholders' equity.